Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Changes in Other-Than-Temporary Impairment Losses	$ (2.7)	[1]	$ (1.1)	[1]	$ (0.8)	[1]
Noncredit-related Losses Recorded in / (Reclassified from) OCI	(0.6)	[2]	(22.2)	[2]	(20.4)	[2]
Net Impairment Losses Recognized in Earnings	$ (3.3)		$ (23.3)		$ (21.2)

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.
[2]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.